Equity Plans -Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs (Detail) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jan. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 11,041,000	$ 521,000	$ 22,522,000	$ 1,118,000
Rigetti Holdings Inc [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense					$ 1,765,371	$ 2,592,038
Research And Development Expense
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	2,209,000	299,000	4,598,000	638,000
Research And Development Expense | Rigetti Holdings Inc [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense					975,136	894,141
Selling General And Administrative Expenses | Rigetti Holdings Inc [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense					$ 790,235	$ 1,697,897
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	256,000	29,000	697,000	61,000
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 8,576,000	$ 193,000	$ 17,227,000	$ 419,000